INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			$ 64,613	$ 72,610	$ 72,610
Changes resulting from:
Property acquisitions			710		571
Capital expenditures			620		1,554
Property dispositions			(35)		(1,650)
Fair value gains (losses), net			1,219		1,962
Foreign currency translation			(953)		(595)
Transfer between commercial properties and commercial developments			0		0
Reclassifications to assets held for sale and other changes			(4,420)		(9,839)
Balance, end of period	$ 61,754		61,754		64,613
Right-of-use assets	212		212		204
Current lease liabilities	70		70		160
Non-current lease liabilities	643		643		690
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			62,313	70,294	70,294
Changes resulting from:
Property acquisitions			710		491
Capital expenditures			368		796
Property dispositions			(34)		(1,299)
Fair value gains (losses), net	284	$ 439	1,115	883	1,791
Foreign currency translation			(847)		(558)
Transfer between commercial properties and commercial developments			126		635
Reclassifications to assets held for sale and other changes			(3,973)		(9,837)
Balance, end of period	59,778		59,778		62,313
Right-of-use assets	547		547		557
Current lease liabilities	28		28		118
Non-current lease liabilities	542		542		558
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			2,300	2,316	2,316
Changes resulting from:
Property acquisitions			0		80
Capital expenditures			252		758
Property dispositions			(1)		(351)
Fair value gains (losses), net	40	$ 100	104	$ 129	171
Foreign currency translation			(106)		(37)
Transfer between commercial properties and commercial developments			(126)		(635)
Reclassifications to assets held for sale and other changes			(447)		(2)
Balance, end of period	1,976		1,976		2,300
Right-of-use assets	$ 21		$ 21		$ 24